Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended	16 Months Ended	21 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	16 Months Ended				1 Months Ended
	Oct. 31, 2011 Entity	Sep. 15, 2011	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Nov. 18, 2011 Entity	Jun. 30, 2012 General and Administrative Expense	Jun. 30, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Jun. 30, 2012 Research and Development Expense	Jun. 30, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Jun. 30, 2012 Stock Options to Employees Hired Prior to December Thirty One Twenty Eleven	Jun. 30, 2012 Equity Incentive Plan Twenty Eleven	Dec. 31, 2011 Equity Incentive Plan Twenty Eleven	Feb. 29, 2012 Equity Incentive Plan Twenty Eleven Stock Options to Employees Hired Prior to December Thirty One Twenty Eleven	Jun. 30, 2012 Equity Incentive Plan Twenty Eleven Stock Options to Employees Hired During Twenty Twelve	Mar. 31, 2012 Equity Incentive Plan Twenty Eleven Stock Options to Employees Hired During Twenty Twelve	Jun. 30, 2012 Warrant	Jun. 30, 2012 Warrant	Dec. 31, 2011 Warrant	Oct. 31, 2011 Warrant	Nov. 30, 2011 Private Placement	Nov. 18, 2011 Private Placement	Oct. 31, 2011 Private Placement	Oct. 04, 2011 Private Placement	Dec. 31, 2011 Private Placement	Oct. 31, 2011 Convertible Debt	Oct. 06, 2011 Convertible Debt	Oct. 31, 2011 President	Sep. 30, 2010 President	Dec. 31, 2011 President	Dec. 31, 2011 President	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Oct. 04, 2011 Minimum	Oct. 31, 2011 Minimum Minimum gross proceed of first subsequent financing for warrants be exercisable	Oct. 31, 2011 Minimum President	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2012 Maximum Equity Incentive Plan Twenty Eleven	Dec. 31, 2011 Maximum Equity Incentive Plan Twenty Eleven
Stockholders Equity Note [Line Items]
Issuance of common stock (in shares)																										1,333,267	1,333,267	14,666,733	14,666,733		40,000	40,000		4,000,000
Issuance of common stock																														$ 56,740,808				$ 400
Issuance of common stock, per share																											$ 3.75	$ 3.75	$ 3.75	$ 3.75	$ 3.75	$ 3.75		$ 0.0001
Capital contribution by the CEO				6,531		61,983																													61,983	68,514
Aggregate Gross proceeds of common stock				400		56,740,808	56,741,208	56,741,208																			5,000,000		55,000,000		150,000
Common stock, shares authorized		1,200,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Additional common stock authorized		25,000,000
stock split ratio		4
Shares of stock authorized before amendment						110,000,000	110,000,000
Preferred stock, shares authorized						10,000,000	10,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Equity method investment ownership percentage	100.00%
Shares of stock authorized	100,000,000
Number of investors to which anti-dilutive warrants were issued	27								139
Portion of the private placement proceeds attributed to the fair value of the warrants						1,758,338
Percentage of shares held by related party																																	21.00%
Outstanding shares																																	18,666,733
Minimum ownership percentage of outstanding shares of common stock the president need to maintain after issuance of warrants																																									20.00%
Term of Warrant	10 years
Minimum first subsequent financing gross cash proceeds for warrants be exercisable																																								15,000,000
Warrant Expiration date	Oct. 04, 2021
Fair value estimate assumption, projected equity raises																																					15,000,000	15,000,000				100,000,000	100,000,000
Value of warrants	6,900,000		7,371,000		7,371,000	7,600,000	7,600,000	7,371,000																7,600,000	6,900,000
Stock options granted, term																																												10 years	10 years
Common stock shares reserved for issuance																	3,529,412	3,529,412
Options granted in the period						670,000										670,000			670,000	240,000	482,500
Recognized expense of fair value of stock option grants			263,715		461,775	67,022				101,317	178,722	29,498	162,398	283,053	37,524
Estimated unrecognized employee compensation cost related to non-vested stock options grated			3,669,475		3,669,475	1,471,433	1,471,433	3,669,475
Estimated unrecognized employee compensation cost related to non-vested stock options grated, Weighted-average period of recognition					1 year 4 months 24 days	1 year 6 months
Weighted-average grant date fair value of options granted			$ 7.59		$ 4.30	$ 2.66
Common stock initial trading date on the OTC			Apr. 18, 2012
Maximum price of securities for warrants be exercisable																																					$ 3.75		$ 3.75
Adjustment to fair value of warrants																						$ (65,300)	$ (214,591)
Common stock issuable upon exercise of outstanding awards granted																	1,392,500
Common stock available for future issuance																	2,136,912